Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Subscription receivable	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2016	$ 2,000			$ (1,739)	$ (1,925)	$ (1,664)
Balance, shares at Dec. 31, 2016	20,000,000
Registered capital contribution		462,077				462,077
Net income				(123,693)		(123,693)
Foreign currency translation adjustments					14,847	14,847
Balance at Dec. 31, 2017	$ 2,000	462,077		(125,432)	12,922	351,567
Balance, shares at Dec. 31, 2017	20,000,000
Registered capital contribution		3,759,766				3,759,766
Shares sold for cash	$ 235	2,354,558	(2,354,793)
Shares sold for cash, shares	2,354,793
Net income				160,216		160,216
Foreign currency translation adjustments					(337,055)	(337,055)
Balance at Dec. 31, 2018	$ 2,235	$ 6,576,401	$ (2,354,793)	$ 34,784	$ (324,133)	$ 3,934,494
Balance, shares at Dec. 31, 2018	22,354,793